CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Revenues	$ 1,327	$ 405	$ 201
Cost of revenues	1,310	709	258
Gross (profit) loss	(17)	304	57
Operating expenses:
Research and development, net	1,927	1,744	1,247
Marketing and business development	6,848	7,002	3,938
General and administrative	5,494	4,297	3,025
Total operating expenses	14,269	13,043	8,210
Operating loss	14,252	13,347	8,267
Financial expense (income), net	259	(177)	2,429
Loss before taxes	14,511	13,170	10,696
Taxes expense	15
Loss from continuing operations	14,526	13,170	10,696
Net comprehensive (income) from discontinued operations		(273)	(239)
Net comprehensive loss after discontinued operations	$ 14,526	$ 12,897	$ 10,457
Basic and diluted net loss per Ordinary Share from continuing operations	$ 1.29	$ 1.37	$ 2.40
Basic and diluted net (income) per Ordinary Share from discontinued operations		$ (0.03)	$ (0.05)
Basic and diluted net loss per Ordinary Share	$ 1.29	$ 1.34	$ 2.35
Weighted average number of Ordinary Shares used to compute basic and diluted net loss per Ordinary Share	11,239,892	9,593,952	4,448,449